Schedule of investments
Delaware Tax-Free Minnesota Fund	May 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.58%
Corporate Revenue Bond - 0.64%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	3,565,000$	3,588,886
		3,588,886
Education Revenue Bonds - 17.45%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	864,536
Series A 4.25% 7/1/47	1,250,000	1,272,213
Series A 4.375% 7/1/52	400,000	409,144
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,306,149
Series A 5.00% 3/1/39	385,000	388,796
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	264,550
Series A 5.00% 7/1/45	1,390,000	1,449,992
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,164,580
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	761,516
Series A 5.00% 11/1/48	2,800,000	3,006,276
Duluth Independent School District No. 709 Certificates of
Participation
Series B 5.00% 2/1/28	350,000	422,548
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	428,944
Series A 5.375% 8/1/50	1,690,000	1,819,403
Series A 5.50% 8/1/36	580,000	615,061
Series A 5.75% 8/1/44	1,190,000	1,261,912
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	805,446
Series A 5.00% 7/1/47	2,290,000	2,376,905
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	610,467
Series A 5.00% 7/1/44	1,770,000	1,843,083

NQ- 301 [5/19] 7/19 (891248) 1

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	$937,365
Series A 5.00% 7/1/47	2,300,000	2,373,163
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	499,140
5.50% 8/1/49	2,260,000	2,416,460
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,128,967
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,574,581
5.00% 5/1/37	1,250,000	1,410,737
5.00% 5/1/47	250,000	278,075
(Carleton College)
4.00% 3/1/35	1,000,000	1,112,960
4.00% 3/1/36	415,000	460,555
5.00% 3/1/44	2,085,000	2,469,474
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,029,830
(Gustavus Adolphus College) 5.00% 10/1/47	5,600,000	6,445,656
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	979,501
Series A 5.00% 10/1/35	875,000	1,022,761
Series A 5.00% 10/1/45	2,120,000	2,434,205
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	580,985
Series 8-I 5.00% 10/1/33	250,000	289,630
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	788,583
Series 8-G 5.00% 12/1/32	670,000	787,096
Series 8-N 4.00% 10/1/35	500,000	552,445
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,833,984
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,059,181
Series B 5.00% 10/1/38	1,000,000	1,106,340
Series B 5.00% 10/1/39	170,000	187,729
Series B 5.00% 10/1/40	625,000	688,906
Series B 5.00% 10/1/47	1,060,000	1,160,446
(University of St. Thomas)
4.00% 10/1/36	700,000	790,139

2 NQ- 301 [5/19] 7/19 (891248)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
4.00% 10/1/37	750,000	$843,427
4.00% 10/1/44	1,255,000	1,386,499
5.00% 10/1/40	500,000	607,060
Series 8-L 5.00% 4/1/35	1,250,000	1,459,750
Series A 4.00% 10/1/34	400,000	441,564
Series A 4.00% 10/1/36	500,000	549,265
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	544,086
Series A 5.00% 9/1/44	1,165,000	1,201,732
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	2,855,000	3,004,288
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	533,138
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,945,000	2,031,164
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	315,600
Series A 144A 5.50% 7/1/52 #	735,000	777,645
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	512,950
Series A 4.125% 9/1/47	1,750,000	1,778,420
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,524,110
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,101,906
Series A 5.00% 9/1/34	2,625,000	3,213,998
Series A 5.00% 4/1/35	3,175,000	3,771,646
Series A 5.00% 4/1/36	2,650,000	3,140,144
Series A 5.00% 4/1/37	1,125,000	1,329,401
Series A 5.00% 9/1/40	1,560,000	1,880,034
Series A 5.00% 9/1/41	1,750,000	2,106,108
		98,524,350
Electric Revenue Bonds - 9.67%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,351,491
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,082,450

NQ- 301 [5/19] 7/19 (891248) 3

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/29	395,000	$458,761
5.00% 10/1/30	500,000	579,135
5.00% 10/1/33	1,205,000	1,389,160
5.00% 10/1/47	2,000,000	2,332,540
Series A 5.00% 10/1/30	1,060,000	1,227,766
Series A 5.00% 10/1/34	750,000	863,783
Series A 5.00% 10/1/35	1,525,000	1,755,138
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/27	540,000	645,295
5.00% 1/1/28	560,000	672,210
5.00% 1/1/29	805,000	959,154
5.00% 1/1/30	520,000	611,842
5.00% 1/1/31	200,000	238,658
5.00% 1/1/32	210,000	248,953
5.00% 1/1/35	160,000	187,509
5.00% 1/1/36	180,000	210,357
5.00% 1/1/41	400,000	463,100
Series A 5.00% 1/1/25	125,000	138,965
Series A 5.00% 1/1/26	425,000	471,236
Series A 5.00% 1/1/31	520,000	571,969
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,255,000	1,007,137
Series WW 5.00% 7/1/28 ‡	1,775,000	1,420,000
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,636,433
Series A 5.00% 12/1/47	2,265,000	2,654,036
Series B 5.00% 12/1/27	295,000	336,869
Series B 5.00% 12/1/28	275,000	313,008
Series B 5.00% 12/1/31	1,365,000	1,549,234
Series B 5.00% 12/1/33	300,000	340,389
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation Series A
6.70% 1/1/25 (NATL)^	5,000,000	4,485,850
Series A 5.00% 1/1/41	1,310,000	1,509,605
Series A 5.00% 1/1/42	1,500,000	1,784,730
Series A 5.00% 1/1/46	2,000,000	2,304,580
Series A 5.00% 1/1/47	3,130,000	3,728,049
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,369,158

4 NQ- 301 [5/19] 7/19 (891248)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/31	885,000	$972,730
Series A 4.00% 10/1/33	365,000	398,084
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34	4,000,000	4,530,320
Series A 5.00% 1/1/40	3,935,000	4,432,148
Series A 5.00% 1/1/46	3,000,000	3,375,390
		54,607,222
Healthcare Revenue Bonds - 28.51%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,151,436
5.375% 11/1/34	320,000	344,906
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path
Project)
5.00% 9/1/43	465,000	498,936
5.00% 9/1/58	3,220,000	3,435,257
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,775,301
2nd Tier Series B 5.25% 1/1/37	510,000	529,946
4th Tier Series D 7.00% 1/1/37	1,665,000	1,694,171
4th Tier Series D 7.25% 1/1/52	2,500,000	2,567,050
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities
Project) Series A 5.50% 12/1/48	2,350,000	2,438,713
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	475,501
5.00% 6/1/48	1,000,000	1,046,840
5.00% 6/1/53	600,000	624,870
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,995,000	2,017,304
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	561,520
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	108,148
5.00% 5/1/44	1,500,000	1,604,040
5.00% 5/1/51	1,585,000	1,689,689

NQ- 301 [5/19] 7/19 (891248) 5

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	$291,505
Series A 144A 5.00% 8/1/46 #	2,380,000	2,456,969
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	741,877
Series A 5.00% 4/1/40	705,000	715,977
Series A 5.00% 4/1/48	315,000	319,133
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A
5.00% 2/15/48	1,850,000	2,139,321
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	1,850,000	2,023,437
6.00% 6/15/39	3,570,000	3,937,674
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	523,840
4.00% 4/1/25	660,000	691,271
4.00% 4/1/31	60,000	62,248
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	678,632
5.75% 2/1/44	500,000	518,900
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	575,000	593,877
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,145,720
5.00% 5/1/27	1,400,000	1,706,460
5.00% 5/1/29	1,000,000	1,199,800
5.00% 5/1/30	850,000	1,013,803
5.00% 5/1/31	500,000	592,275
5.00% 5/1/32	500,000	588,725
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,131,870
5.00% 9/1/32	1,000,000	1,128,470
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	5,990,768

6 NQ- 301 [5/19] 7/19 (891248)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	$579,830
Series A 5.00% 11/15/34	500,000	578,220
Series A 5.00% 11/15/44	1,000,000	1,128,070
Series A 5.00% 11/15/49	3,475,000	4,072,943
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	517,360
5.25% 11/1/45	1,950,000	2,028,000
5.375% 11/1/50	455,000	474,401
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,906,252
(Children’s Health Care) Series A 5.25% 8/15/35	2,085,000	2,170,985
Minnesota Agricultural & Economic Development Board
Revenue
(Essenthia Health Obligated Group)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	5,839,958
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	5,136,900
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,259,930
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	445,704
Series A 5.00% 11/1/32	330,000	341,494
Series A 5.00% 11/1/42	1,250,000	1,291,263
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,245,995
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,685,170
Series D Remarketing 5.00% 11/15/38	6,405,000	6,578,832
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	332,424
5.00% 7/1/33	650,000	712,315
5.875% 7/1/30	1,850,000	1,928,237
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,391,398
Series A 5.30% 9/1/37	1,200,000	1,308,108

NQ- 301 [5/19] 7/19 (891248) 7

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	$1,387,854
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	972,746
5.00% 9/1/24	575,000	661,279
5.00% 9/1/25	750,000	863,025
5.00% 9/1/26	575,000	659,450
5.00% 9/1/27	405,000	463,421
5.00% 9/1/28	425,000	485,473
5.00% 9/1/29	425,000	483,846
5.00% 9/1/34	730,000	811,548
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	4,315,000	4,671,592
5.00% 5/1/48	5,090,000	6,081,481
Series A 4.00% 5/1/37	965,000	1,043,590
Series A 5.00% 5/1/46	3,715,000	4,280,534
Unrefunded Balance 5.125% 5/1/30	740,000	762,873
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-1 Unrefunded Balance
5.25% 11/15/29	2,825,000	2,874,070
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,638,234
Series A 5.00% 11/15/47	1,560,000	1,814,857
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,564,254
Series A 5.00% 7/1/32	3,000,000	3,425,880
Series A 5.00% 7/1/33	1,260,000	1,431,952
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,148,608
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,180
Series A 5.375% 5/1/43	500,000	500,030
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,072,817

8 NQ- 301 [5/19] 7/19 (891248)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.75% 11/1/39	2,365,000	$2,416,557
Series A 6.00% 5/1/47	3,685,000	3,765,775
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	257,140
4.75% 11/1/52	750,000	777,203
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	879,555
4.65% 7/1/26	540,000	559,953
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	523,175
5.125% 12/1/44	1,605,000	1,671,543
5.25% 12/1/49	750,000	785,640
		160,946,104
Housing Revenue Bonds - 0.43%
Minnesota Housing Finance Agency Homeownership
Finance (Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	990,000	1,007,741
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,415,240
		2,422,981
Lease Revenue Bonds - 2.88%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,402,450
Series A 5.00% 6/1/43	3,835,000	4,297,616
Series B 5.00% 3/1/28	2,500,000	2,727,925
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,800,157
Series C 5.00% 8/1/35	1,645,000	1,889,085
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities
Funding Project)
Series A 5.00% 8/1/35	3,960,000	4,110,044
		16,227,277

NQ- 301 [5/19] 7/19 (891248) 9

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds - 8.24%
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	$1,642,005
Series A 4.00% 2/1/43	3,500,000	3,798,165
Burnsville-Eagan-Savage Independent School
District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,023,647
Series A 4.00% 2/1/29	1,800,000	1,997,748
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,309,584
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,186,820
Series A 5.00% 2/1/33	3,585,000	4,244,389
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	177,515
Series A 4.00% 2/1/28	1,250,000	1,384,463
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,351,801
Series A 5.00% 12/1/36	940,000	1,134,599
Series A 5.00% 12/1/37	2,850,000	3,474,635
Series A 5.00% 12/1/38	3,310,000	4,025,721
Series B 5.00% 12/1/30	1,000,000	1,227,480
Series C 5.00% 12/1/28	1,500,000	1,944,855
Series C 5.00% 12/1/30	1,245,000	1,528,213
Series C 5.00% 12/1/37	3,000,000	3,613,770
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement
Program) Series A 4.00% 2/1/43	3,000,000	3,251,250
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,510,317
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,258,459
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,429,096
		46,514,532
Pre-Refunded/Escrowed to Maturity Bonds - 9.16%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project) Series A
7.00% 11/1/40-19§	1,000,000	1,032,010

10 NQ- 301 [5/19] 7/19 (891248)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34-19§	2,015,000	$2,078,815
Dakota & Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	9,143,640
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	16,070,633
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22§	350,000	388,377
Series 7-Q 5.00% 10/1/24-22§	475,000	527,084
Series 7-Q 5.00% 10/1/27-22§	200,000	221,930
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A
7.375% 12/1/41-19§	5,220,000	5,368,352
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	910,000	1,096,950
Series A 5.00% 11/15/30-25§	670,000	807,645
University of Minnesota
Series A 5.25% 12/1/29-20§	1,850,000	1,953,933
Series A 5.50% 7/1/21	12,500,000	13,042,750
		51,732,119
Special Tax Revenue Bonds - 2.95%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,191,760
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	272,310
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.375% 7/1/46 ^	11,323,000	2,605,988
Series A-1 5.625% 7/1/51 ^	12,906,000	2,185,502
(Restructured)
Series A-1 4.75% 7/1/53	1,268,000	1,226,397
Series A-1 5.00% 7/1/58	2,605,000	2,596,013
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	759,970
Series G 5.00% 11/1/31	1,500,000	1,733,055

NQ- 301 [5/19] 7/19 (891248) 11

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	$2,094,260
		16,665,255
State General Obligation Bonds - 12.14%
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	4,926,278
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,612,620
(State Trunk Highway)
Series B 5.00% 10/1/29	5,000,000	5,384,850
Series E 5.00% 10/1/26	3,395,000	4,217,473
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,522,473
Series A 5.00% 8/1/27	7,590,000	9,128,948
Series A 5.00% 8/1/29	2,500,000	2,988,225
Series A 5.00% 8/1/30	4,200,000	4,883,592
Series A 5.00% 8/1/32	3,875,000	4,491,125
Series A 5.00% 8/1/33	2,075,000	2,606,553
Series A 5.00% 10/1/33	1,000,000	1,233,920
Series A 5.00% 8/1/35	2,975,000	3,712,503
Series A 5.00% 8/1/38	1,000,000	1,236,310
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,021,525
Series D 5.00% 8/1/26	6,000,000	7,426,020
Series D 5.00% 8/1/27	2,525,000	3,115,673
		68,508,088
Transportation Revenue Bonds - 3.38%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Senior)
Series A 5.00% 1/1/28	1,250,000	1,275,163
Series C 5.00% 1/1/29	350,000	430,545
Series C 5.00% 1/1/33	850,000	1,023,851
Series C 5.00% 1/1/36	600,000	715,314
Series C 5.00% 1/1/41	600,000	706,800
Series C 5.00% 1/1/46	1,595,000	1,870,313
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,127,480
Series B 5.00% 1/1/26	575,000	625,709
Series B 5.00% 1/1/27	1,160,000	1,260,456
Series B 5.00% 1/1/28	2,750,000	2,984,493
Series B 5.00% 1/1/29	120,000	130,043
Series B 5.00% 1/1/30	1,675,000	1,811,647
Series B 5.00% 1/1/31	1,750,000	1,889,090

12 NQ- 301 [5/19] 7/19 (891248)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	$3,241,728
		19,092,632
Water & Sewer Revenue Bonds - 3.13%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,167,525
Metropolitan Council General Obligation Wastewater
Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,593,032
Series B 5.00% 9/1/25	2,000,000	2,222,300
Series C 4.00% 3/1/31	3,120,000	3,587,657
Series C 4.00% 3/1/32	3,225,000	3,689,432
Series E 5.00% 9/1/23	2,000,000	2,225,660
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,155,580
		17,641,186
Total Municipal Bonds (cost $532,241,751)		556,470,632

Total Value of Securities – 98.58%
(cost $532,241,751)		556,470,632
Receivables and Other Assets Net of Liabilities – 1.42%		8,035,965
Net Assets Applicable to 45,383,389 Shares Outstanding – 100.00%		$564,506,597

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2019, the aggregate value of Rule 144A securities was $10,434,893, which represents
1.85% of the Fund’s net assets.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.

^ Zero coupon security. The rate shown is the effective yield at the time of purchase.

NQ- 301 [5/19] 7/19 (891248) 13

Schedule of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

14 NQ- 301 [5/19] 7/19 (891248)